Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting

The concentration on sales revenues generated by customers type comprised of the following:

	For the six months ended April 30,
	2026	2025
Percentage of the Company’s sales
Customer C	28%	21%
Customer A	27%	9%
Customer H	18%	—%
Customer G	0%	68%
	As of April 30, 2026	As of October 31, 2025
Percentage of the Company’s accounts receivable
Customer A	42%	60%
Customer C	27%	8%
Customer G	14%	23%
Customer H	15%	3%

Schedule of Concentration on Suppliers

The concentration on purchases generated by suppliers type comprised of the following:

	For the six months ended April 30,
	2026	2025
Percentage of the Company’s purchases
Supplier C	30%	29%
Supplier D	12%	2%
Supplier F	15%	57%
Supplier K	23%	6%
	As of
	April 30, 2026	October 31, 2025
Percentage of the Company’s accounts payable
Supplier C	39%	29%
Supplier D	14%	33%
Supplier F	13%	32%
Supplier K	28%	3%